Mining and Income Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Components of Mining and Income Tax

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

The components of mining and income tax are the following:
South African taxation
– company and capital gains taxation	(4.8)	(4.1)	(6.0)
– withholding tax	(23.6)	(13.1)	(5.9)
– prior year adjustment – current taxation	0.3	0.2	4.8
– non-mining taxation	(0.6)	—	—
– deferred taxation	(241.3)	(63.0)	(84.6)
– prior year adjustment – deferred taxation	—	3.7	—
Foreign taxation
– current taxation	(942.1)	(514.6)	(443.0)
– withholding tax	(8.3)	(6.3)	(5.4)
– prior year adjustment – current taxation[1]	(1.1)	(12.3)	(2.8)
– deferred taxation	(427.7)	(87.6)	77.8
Total mining and income taxation	(1,649.2)	(697.1)	(465.1)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(1,747.2)	(655.9)	(399.4)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore[2]	130.6	56.5	41.4
Non-deductible share-based payments	(8.4)	(1.5)	(3.0)
Non-deductible exploration expense	(4.2)	(0.1)	(0.2)
Non-deductible interest paid	(21.1)	(25.5)	(21.8)
Share of results of equity accounted investees, net of taxation	(0.8)	(17.7)	(10.8)
Non-taxable profit on disposal of asset held for sale - Asanko Gold	—	1.8	—
Non-taxable profit on disposal of assets held for sale - Rusoro	—	20.6	—
Non-taxable capital gains portion of Yamana break fee and transaction costs	—	—	5.8
Non-taxable gain on remeasurement of 50% previously held interest in Gruyere	266.7	—	—
Non-taxable fair value gain on Northern Star shares	17.7	—	—
Non-deductible fair value loss on forward sales of Northern Star shares	(24.1)	—	—
Non-deductible transaction costs on acquisition of Gold Road	(12.2)	—	—
Withholding tax	(38.3)	(22.9)	(13.1)
Net non-deductible expenditure and non-taxable income	(41.9)	(28.6)	(17.6)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar[3]	7.6	0.6	2.5
Various Peruvian non-deductible expenses	(19.8)	(11.0)	(6.1)
Deferred tax assets (not recognised)/utilised at Cerro Corona, net	(12.8)	15.3	(5.1)
Deferred tax assets (not recognised)/utilised at Damang and Tarkwa	(27.2)	3.9	(30.3)
Deferred tax utilised on disposal of Northern Star shares	(25.9)	—	—
Deferred tax assets not recognised at Windfall[4]	(87.7)	(17.2)	—
Prior year adjustments	(0.9)	(8.0)	(3.3)
Deferred tax charge on change of tax rate at South Deep	—	0.9	—
Other	0.7	(8.4)	(4.1)
Total mining and income taxation	(1,649.2)	(697.1)	(465.1)
[1]The US$12.3 million in 2024 relates mainly to additional transfer pricing charges at Tarkwa.
[2]Due to different tax rates in various jurisdictions, primarily South Africa, Ghana, Australia, Chile and Peru.
[3]The functional currency of Cerro Corona is US Dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
[4]Deferred tax assets at Windfall of US$87.7 million (2024: US$17.2 million) were not recognised during the year ended 31 December 2025 to the extent that there is insufficient future taxable income available. The Windfall Project is still in the feasibility phase and a final investment decision is expected to the made in 2026.

Schedule of Domestic and Foreign Current Tax Rates

	United States Dollar
	2025	2024	2023

South Africa – current tax rates
Mining tax[1]	Y = 33 – 165/X	Y = 33 – 165/X	Y = 33 – 165/X
Non-mining tax[2]	27.0%	27.0%	27.0%
Company tax rate	27.0%	27.0%	27.0%
International operations – current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%
Chile	27.0%	27.0%	27.0%
[1]South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. The effective mining tax rate used for deferred tax purposes for Gold Fields Operations Limited
("GFO") and GFI Joint Venture Holdings (Proprietary) Limited ("GFIJVH"), owners of the South Deep mine, has been calculated at 29% (2024: 29% and 2023: 28%). In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.
[2]Non-mining income of South African mining operations consists primarily of interest income.
Schedule of Estimated Amounts Available for Set-Off Against Future Income	At 31 December 2025, the Group had the following estimated amounts available for set-off against future income:

	2025			2024
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	R’million	R’million	R’million	R’million	R’million	R’million

South Africa[1]
Gold Fields Operations Limited	1,865.0	552.9	—	6,230.7	626.8	—
GFI Joint Venture Holdings (Pty) Ltd	4,251.1	500.7	—	8,980.1	578.1	—
Gold Fields Group Services (Pty) Ltd	—	134.3	—	—	—	—
Gold Fields Holdings Company Ltd	—	—	—	—	54.0	54.0
	6,116.1	1,187.9	—	15,210.8	1,258.9	54.0

	US$ million	US$ million	US$ million	US$ million	US$ million	US$ million
South Africa[1]
Gold Fields Operations Limited	112.6	33.4	—	330.7	33.3	—
GFI Joint Venture Holdings (Pty) Ltd	256.7	30.2	—	476.7	30.7	—
Gold Fields Group Services (Pty) Ltd	—	8.1	—	—	—	—
Gold Fields Holdings Company Ltd	—	—	—	—	2.9	2.9
	369.3	71.7	—	807.4	66.8	2.9
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.

	2025			2024
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	US$ million	US$ million	US$ million	US$ million	US$ million	US$ million

International operations
Exploration entities[1]	—	188.0	188.0	—	186.6	186.6
Minera Gold Fields Salares Norte[2]	344.4	—	—	507.3	366.7	—
Windfall Mining Group Inc.[3,4]	—	684.3	684.3	—	390.5	390.5
Abosso Goldfields Limited[5,6]	—	4.2	4.2	—	27.6	27.6
Gold Fields Ghana Limited[5,7]	—	6.8	6.8	—	26.7	26.7
Gold Fields Australia (Pty) Ltd (tax consolidated group)[8]	—	119.4	119.4	—	—	—
	344.4	1,002.7	1,002.7	507.3	998.1	631.4
[1]The total tax losses of US$188.0 million (2024: US$186.6 million) comprise US$1.9 million (2024: US$1.1 million) tax losses that expire between one and two years, US$0.1 million (2024: US$0.9 million) tax losses that expire between two and five years, US$nil (2024: US$nil) tax losses that expire between five and 10 years, US$0.2 million (2024: US$158.0 million) tax losses that expire after 10 years and US$185.8 million
(2024: US$26.6 million) tax losses that have no expiry date.
[2]These deductions are available to be utilised against income generated by the relevant tax entity against income tax (US$198.9 million) and the
Chilean special mining tax (US$145.5 million), respectively, and do not expire. Salares Norte achieved commercial levels of production in August
2025 and reached steady state operations in Q4 2025, resulting in the utilisation of the carried forward tax losses in 2025.
[3]The increase in tax losses arose from pre-existing losses acquired as part of the Osisko asset acquisition on 25 October 2024 and additional project spending post-closing. The Windfall Project is still in the feasibility phase and a final investment decision is expected to be made in 2026, therefore the deferred tax asset relating to the tax losses were not recognised at 31 December 2024 and 2025. The total tax losses of
US$684.3 million (2024: US$390.5 million) comprise US$8.8 million (2024: US$nil) tax losses that expire between one and two years,
US$17.3 million (2024: US$5.0 million) tax losses that expire between two and five years, US$26.3 million (2024: US$29.4 million) tax losses that expire between five and 10 years, US$479.6 million (2024: US$284.2 million) tax losses that expire after 10 years and US$152.3 million
(2024 US$71.9 million) tax losses that have no expiry date.
[4]Unredeemed capital expenditure at 31 December 2025 of US$245.1 million (2024: $212.2 million) relates to the assets acquired as part of the
Osisko asset acquisition on 25 October 2024 and additional capital expenditure post-closing. The Windfall Project is still in the feasibility phase and a final investment decision is expected to be made in 2026, therefore the deferred tax asset relating to the unredeemed capital expenditure was not recognised at 31 December 2024 and 2025. These deductions are available to be utilised against income generated by the relevant tax entity and do not expire.
[5]Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis. Tax losses of US$nil (2024: US$32.6 million) expire between one and two years and tax losses of US$11.0 million (2024: US$21.7 million) expire between two and five years.
6At 31 December 2025, tax losses at Damang of US$4.2 million (2024: US$27.6 million) comprise deferred tax assets not recognised relating to financial instruments losses.
7At 31 December 2025, deferred tax assets at Tarkwa of US$6.8 million (2024: US$26.7 million) not recognised relating to losses on financial instruments.
[8]The capital loss arose on the disposal of the 49,258,234 Northern Star shares acquired as part of the acquisition of Gold Road. Refer notes 5 and 18.3 for further details. The loss is available to be utilised against future capital gains generated in the Australian tax consolidated group.